Interest expense and foreign exchange (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense
Interest on long-term debt, excluding lease liabilities	$ 24	$ 26	$ 14
Interest on lease liabilities	14	14	13
Amortization of financing fees and other	6	4	1
Interest on provisions	0	2	8
Total	44	46	36
Foreign exchange
Derivatives used to manage currency risks	0	(1)	(1)
Foreign exchange gain	(1)	(1)	(2)
Total	$ (1)	$ (2)	$ (3)